SCHEDULE OF WARRANT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares
Warrant Liabilities And Warrant Reserve
Beginning of financial year, Number of Warrants | shares	72,371	72,371	72,371
Beginning of financial year, Amount | $		$ 11,945	$ 146,613
Beginning of financial year, Weighted Average Exercise Price | $ / shares
Fair value changes to profit or loss, Number of Warrants | shares
Fair value changes to profit or loss, Amount | $		$ 13,119	$ (138,292)
Fair value changes to profit or loss, Weighted Average Exercise Price | $ / shares
Currency realignment, Number of Warrants | shares
Currency realignment, Amount | $			$ 3,624
Currency realignment, Weighted Average Exercise Price | $ / shares
End of financial year, Number of Warrants | shares	72,371	72,371	72,371
End of financial year, Amount	$ 19,491	$ 25,064	$ 11,945
End of financial year, Weighted Average Exercise Price | $ / shares